EQUITY INVESTMENTS - Schedule of Distribution Received and Contribution Paid (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity Investments
Distributions received from equity investments	$ 5,293	$ 1,181	$ 3,587
Contributions to equity investments	4,683	4,149	3,396
Contributions to equity investments, net of distributions	1,546
Coastal GasLink
Equity Investments
Contributions to equity investments	3,964	3,231	1,414
Contributions to equity investments, net of distributions	3,100
Sur de Texas
Equity Investments
Distributions received from equity investments	0	0	2,404
Contributions to equity investments	0	0	1,199
Equity investments
Equity Investments
Distributions received from equity investments	1,607	1,158	955
Contributions to equity investments	719	918	783
Coastal GasLink
Equity Investments
Distributions received from equity investments	3,147	0	0
Other
Equity Investments
Distributions received from equity investments	$ 539	$ 23	$ 228